Allowance for Credit Losses - Aging By Loan Class (Details)	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	$ 9,826,000	$ 6,693,000	$ 5,597,000
Loans	9,460,422,000	8,809,826,000
Current
Financing receivable recorded investment
Loans	9,309,101,000	8,670,880,000
Total Past Due
Financing receivable recorded investment
Loans	151,321,000	138,946,000
30 to 59 Days
Financing receivable recorded investment
Loans	50,285,000	16,012,000
60 to 89 Days
Financing receivable recorded investment
Loans	31,558,000	56,767,000
90 Days or Greater
Financing receivable recorded investment
Loans	$ 69,478,000	66,167,000
Commercial real estate: farmland & commercial
Financing receivable recorded investment
Loans secured by retail center | loan	1
Number of Loans Secured by Hotel | loan	2
Loans secured by convenience store | loan	1
Commercial, financial and agricultural
Financing receivable recorded investment
Loans	$ 5,603,505,000	5,089,721,000
Commercial, financial and agricultural | Domestic | Commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	515,000	534,000
Loans	1,735,742,000	1,851,803,000
Commercial, financial and agricultural | Domestic | Commercial | Current
Financing receivable recorded investment
Loans	1,681,450,000	1,795,577,000
Commercial, financial and agricultural | Domestic | Commercial | Total Past Due
Financing receivable recorded investment
Loans	54,292,000	56,226,000
Commercial, financial and agricultural | Domestic | Commercial | 30 to 59 Days
Financing receivable recorded investment
Loans	5,988,000	4,070,000
Commercial, financial and agricultural | Domestic | Commercial | 60 to 89 Days
Financing receivable recorded investment
Loans	795,000	51,577,000
Commercial, financial and agricultural | Domestic | Commercial | 90 Days or Greater
Financing receivable recorded investment
Loans	47,509,000	579,000
Commercial real estate
Financing receivable recorded investment
Loans	2,338,593,000	2,484,454,000
Commercial real estate | Domestic | Commercial real estate construction development
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	721,000
Loans	2,338,593,000	2,484,454,000
Commercial real estate | Domestic | Commercial real estate construction development | Current
Financing receivable recorded investment
Loans	2,337,036,000	2,473,896,000
Commercial real estate | Domestic | Commercial real estate construction development | Total Past Due
Financing receivable recorded investment
Loans	1,557,000	10,558,000
Commercial real estate | Domestic | Commercial real estate construction development | 30 to 59 Days
Financing receivable recorded investment
Loans	836,000	2,421,000
Commercial real estate | Domestic | Commercial real estate construction development | 60 to 89 Days
Financing receivable recorded investment
Loans		15,000
Commercial real estate | Domestic | Commercial real estate construction development | 90 Days or Greater
Financing receivable recorded investment
Loans	721,000	8,122,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing		262,000
Loans	3,182,970,000	2,927,803,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Current
Financing receivable recorded investment
Loans	3,158,480,000	2,900,166,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | Total Past Due
Financing receivable recorded investment
Loans	24,490,000	27,637,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | 30 to 59 Days
Financing receivable recorded investment
Loans	567,000	1,221,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | 60 to 89 Days
Financing receivable recorded investment
Loans	$ 23,923,000
Commercial real estate | Domestic | Commercial real estate: farmland & commercial | 90 Days or Greater
Financing receivable recorded investment
Loans		26,416,000
Number of Loans Secured by Hotel | loan	1
Number Of Loans Secured By Commercial Building | loan	1
Number of loans placed on non-accrual | loan	2
Commercial real estate | Domestic | Commercial real estate: multifamily
Financing receivable recorded investment
Loans	$ 684,793,000	310,115,000
Commercial real estate | Domestic | Commercial real estate: multifamily | Current
Financing receivable recorded investment
Loans	638,472,000	284,781,000
Commercial real estate | Domestic | Commercial real estate: multifamily | Total Past Due
Financing receivable recorded investment
Loans	46,321,000	25,334,000
Commercial real estate | Domestic | Commercial real estate: multifamily | 30 to 59 Days
Financing receivable recorded investment
Loans	33,684,000
Commercial real estate | Domestic | Commercial real estate: multifamily | 60 to 89 Days
Financing receivable recorded investment
Loans		270,000
Commercial real estate | Domestic | Commercial real estate: multifamily | 90 Days or Greater
Financing receivable recorded investment
Loans	12,637,000	25,064,000
Real estate - mortgage
Financing receivable recorded investment
Loans	1,074,510,000	999,313,000
Real estate - mortgage | Domestic | Residential First Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	5,766,000	3,542,000
Loans	629,434,000	530,084,000
Real estate - mortgage | Domestic | Residential First Lien | Current
Financing receivable recorded investment
Loans	614,656,000	520,353,000
Real estate - mortgage | Domestic | Residential First Lien | Total Past Due
Financing receivable recorded investment
Loans	14,778,000	9,731,000
Real estate - mortgage | Domestic | Residential First Lien | 30 to 59 Days
Financing receivable recorded investment
Loans	5,898,000	4,763,000
Real estate - mortgage | Domestic | Residential First Lien | 60 to 89 Days
Financing receivable recorded investment
Loans	3,093,000	1,337,000
Real estate - mortgage | Domestic | Residential First Lien | 90 Days or Greater
Financing receivable recorded investment
Loans	5,787,000	3,631,000
Real estate - mortgage | Domestic | Residential Junior Lien
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	2,190,000	2,000,000
Loans	445,076,000	469,229,000
Real estate - mortgage | Domestic | Residential Junior Lien | Current
Financing receivable recorded investment
Loans	440,175,000	463,086,000
Real estate - mortgage | Domestic | Residential Junior Lien | Total Past Due
Financing receivable recorded investment
Loans	4,901,000	6,143,000
Real estate - mortgage | Domestic | Residential Junior Lien | 30 to 59 Days
Financing receivable recorded investment
Loans	1,766,000	2,599,000
Real estate - mortgage | Domestic | Residential Junior Lien | 60 to 89 Days
Financing receivable recorded investment
Loans	945,000	1,544,000
Real estate - mortgage | Domestic | Residential Junior Lien | 90 Days or Greater
Financing receivable recorded investment
Loans	2,190,000	2,000,000
Consumer
Financing receivable recorded investment
Loans	51,003,000	49,777,000
Consumer | Domestic
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	8,000	16,000
Loans	51,003,000	49,777,000
Consumer | Domestic | Current
Financing receivable recorded investment
Loans	50,714,000	49,607,000
Consumer | Domestic | Total Past Due
Financing receivable recorded investment
Loans	289,000	170,000
Consumer | Domestic | 30 to 59 Days
Financing receivable recorded investment
Loans	250,000	122,000
Consumer | Domestic | 60 to 89 Days
Financing receivable recorded investment
Loans	31,000	32,000
Consumer | Domestic | 90 Days or Greater
Financing receivable recorded investment
Loans	8,000	16,000
Foreign
Financing receivable recorded investment
Loans	392,811,000	186,561,000
Foreign | Foreign
Financing receivable recorded investment
Past due 90 days or Greater and Still Accruing	626,000	339,000
Loans	392,811,000	186,561,000
Foreign | Foreign | Current
Financing receivable recorded investment
Loans	388,118,000	183,414,000
Foreign | Foreign | Total Past Due
Financing receivable recorded investment
Loans	4,693,000	3,147,000
Foreign | Foreign | 30 to 59 Days
Financing receivable recorded investment
Loans	1,296,000	816,000
Foreign | Foreign | 60 to 89 Days
Financing receivable recorded investment
Loans	2,771,000	1,992,000
Foreign | Foreign | 90 Days or Greater
Financing receivable recorded investment
Loans	$ 626,000	$ 339,000